Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation S-K, the Company is providing the following information regarding the relationship between executive compensation and the Company’s financial performance for each of the five years in the period ended December 31, 2025. In accordance with the applicable SEC rules, the adjustments described and quantified below were made to the values reported in the Summary Compensation Table for each applicable year to determine the “actual” compensation paid to our principal executive officers and the average “actual” compensation paid to our other NEOs.
The following table summarizes compensation values reported in the Summary Compensation Table for our PEO and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively:
Year	Summary Compensation Table: Total for Schmitz ($)(1)	Summary Compensation Table: Total for Ladhani ($)(1)	Compensation Actually Paid to Schmitz ($)(1)(2)	Compensation Actually Paid to Ladhani ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based On: TSR ($)(4)	Value of Initial Fixed $100 Investment Based On: Peer Group ($)(5)	Net Income (loss) ($m)(6)	Adjusted EBITDA ($m)(7)
2025	$4,876,029	N/A	$3,105,127	N/A	$1,452,304	$1,000,249	$269.51	$165.42	$21.5	$260.3
2024	$4,908,674	N/A	$10,464,099	N/A	$1,426,771	$2,771,538	$335.12	$163.77	$35.5	$258.4
2023	$4,389,506	N/A	$720,873	N/A	$1,233,654	$667,885	$196.34	$189.22	$79.2	$258.3
2022	$7,619,917	N/A	$10,654,475	N/A	$2,161,293	$1,783,376	$232.68	$189.17	$54.9	$194.8
2021	$7,771,502	$3,265,117	$7,349,150	$3,185,568	$1,366,099	$1,447,609	$158.05	$118.93	$(50.1)	$50.0
(1)
Mr. Schmitz was appointed Chief Executive Officer effective January 3, 2021. Ms. Holli C. Ladhani served as the Company’s President and Chief Executive Officer from October 31, 2017, when the merger with Rockwater closed and she was appointed CEO of the combined company, through January 3, 2021, when Ms. Ladhani’s employment and service relationship with the Company terminated. Mr. Schmitz served as our PEO in 2023 and 2022. Mr. Schmitz and Ms. Ladhani each served as our PEO during a portion of 2021. Amounts reported in the “Summary Compensation Table: Total for Mr. Schmitz” and “Compensation Actually Paid to Schmitz” columns for 2021, 2022, and 2024 have been revised to reflect reimbursements for annual physical exams paid to Mr. Schmitz in the following amounts: 2021, $4,650; 2022, $4,650; and 2024, $4,816. Accordingly, the compensation actually paid to Mr. Schmitz for 2021 was $4,650 greater than previously reported, for 2022 was $4,650 greater than previously reported, and for 2024 was $4,816 greater than previously reported. The amount for 2021 is an estimate based on the cost of exams in subsequent years. The revisions impacted only the total compensation for the covered fiscal year for Mr. Schmitz and did not impact any of the items to be added to or deducted from such total pursuant to Item 402(v)(2)(iii) of Regulation S-K in determining compensation actually paid.
(2)
In accordance with Item 402(v) of Regulation S-K, the Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid for our PEO and average compensation actually paid for our Non-PEO NEOs in each respective year. As the NEOs do not participate in any defined benefit plans, no pension value was reported in the Summary Compensation Table total and thus no adjustments were required for pension service cost. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date.
	SCHMITZ		AVERAGE NON-PEO NEOS
	2025	2024	2025	2024
Total Compensation from Summary Compensation Table	$4,876,029	$4,908,674	$1,452,304	$1,426,771
Adjustments for Equity Awards
Less, grant-date fair values in the Summary Compensation Table	$(3,245,526)	$(3,214,772)	$(758,613)	$(742,728)
Plus, year-end fair value of unvested awards granted in the current year	$3,040,236	$4,704,725	$710,629	$1,083,330
Plus (less), year-over-year difference of year-end fair values for unvested awards granted in prior years	$(1,067,108)	$2,396,303	$(240,581)	464,817
Plus (less), difference between prior year-end fair values and vesting date fair values for awards granted in prior years that vested in current year	$(498,504)	$1,669,169	$(163,489)	$343,569
Less, forfeitures during current year equal to prior year-end fair value	—	—	—	$195,779
Total Adjustments for Equity Awards	$(1,770,902)	$5,555,425	$(452,055)	$1,344,767
Compensation Actually Paid	$3,105,127	$10,464,099	$1,000,249	$2,771,538

(3)
The Average Summary Compensation Table Total for Non-PEO NEOs and Average Compensation Actually Paid to Non-PEO NEOs reflect the average compensation for 2025 (Messrs. George, Skarke, Lyons, and Ortowski), 2024 (Messrs. George, Skarke, Lyons, Ortowski and Nick Swyka), 2023 (Messrs. George, Skarke, Ortowski, and Swyka), 2022 (Messrs. George, Skarke, Ortowski, Swyka, and Adam Law), and 2021 (Messrs. Skarke, Ortowski, Swyka, and Law).

(4)
Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2020.

(5)
The peer group is comprised of companies in the PHLX Oil Service Index.
(6)
The amounts in this column represent net income reflected in the Company’s audited financial statements for the applicable year.

(7)
The amounts in this column represent the amount of Adjusted EBITDA, which is calculated as consolidated earnings before interest, taxes, depreciation, and amortization, plus/(minus) loss/(income) from discontinued operations, plus any impairment and abandonment charges or asset write-offs, plus non-cash losses on the sale of assets or subsidiaries, non-recurring compensation expense, non-cash compensation expense, and non-recurring or unusual expenses or charges, including severance expenses, transaction costs, or facilities-related exit and disposal-related expenditures, plus/(minus) foreign currency losses/(gains), plus/(minus) losses/(gains) on unconsolidated entities and plus tax receivable agreements expense less bargain purchase gains from business combinations.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mr. Schmitz was appointed Chief Executive Officer effective January 3, 2021. Ms. Holli C. Ladhani served as the Company’s President and Chief Executive Officer from October 31, 2017, when the merger with Rockwater closed and she was appointed CEO of the combined company, through January 3, 2021, when Ms. Ladhani’s employment and service relationship with the Company terminated. Mr. Schmitz served as our PEO in 2023 and 2022. Mr. Schmitz and Ms. Ladhani each served as our PEO during a portion of 2021. Amounts reported in the “Summary Compensation Table: Total for Mr. Schmitz” and “Compensation Actually Paid to Schmitz” columns for 2021, 2022, and 2024 have been revised to reflect reimbursements for annual physical exams paid to Mr. Schmitz in the following amounts: 2021, $4,650; 2022, $4,650; and 2024, $4,816. Accordingly, the compensation actually paid to Mr. Schmitz for 2021 was $4,650 greater than previously reported, for 2022 was $4,650 greater than previously reported, and for 2024 was $4,816 greater than previously reported. The amount for 2021 is an estimate based on the cost of exams in subsequent years. The revisions impacted only the total compensation for the covered fiscal year for Mr. Schmitz and did not impact any of the items to be added to or deducted from such total pursuant to Item 402(v)(2)(iii) of Regulation S-K in determining compensation actually paid.
(3)
The Average Summary Compensation Table Total for Non-PEO NEOs and Average Compensation Actually Paid to Non-PEO NEOs reflect the average compensation for 2025 (Messrs. George, Skarke, Lyons, and Ortowski), 2024 (Messrs. George, Skarke, Lyons, Ortowski and Nick Swyka), 2023 (Messrs. George, Skarke, Ortowski, and Swyka), 2022 (Messrs. George, Skarke, Ortowski, Swyka, and Adam Law), and 2021 (Messrs. Skarke, Ortowski, Swyka, and Law).

Peer Group Issuers, Footnote	(5) The peer group is comprised of companies in the PHLX Oil Service Index.
Adjustment To PEO Compensation, Footnote
(2)
In accordance with Item 402(v) of Regulation S-K, the Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid for our PEO and average compensation actually paid for our Non-PEO NEOs in each respective year. As the NEOs do not participate in any defined benefit plans, no pension value was reported in the Summary Compensation Table total and thus no adjustments were required for pension service cost. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date.
	SCHMITZ		AVERAGE NON-PEO NEOS
	2025	2024	2025	2024
Total Compensation from Summary Compensation Table	$4,876,029	$4,908,674	$1,452,304	$1,426,771
Adjustments for Equity Awards
Less, grant-date fair values in the Summary Compensation Table	$(3,245,526)	$(3,214,772)	$(758,613)	$(742,728)
Plus, year-end fair value of unvested awards granted in the current year	$3,040,236	$4,704,725	$710,629	$1,083,330
Plus (less), year-over-year difference of year-end fair values for unvested awards granted in prior years	$(1,067,108)	$2,396,303	$(240,581)	464,817
Plus (less), difference between prior year-end fair values and vesting date fair values for awards granted in prior years that vested in current year	$(498,504)	$1,669,169	$(163,489)	$343,569
Less, forfeitures during current year equal to prior year-end fair value	—	—	—	$195,779
Total Adjustments for Equity Awards	$(1,770,902)	$5,555,425	$(452,055)	$1,344,767
Compensation Actually Paid	$3,105,127	$10,464,099	$1,000,249	$2,771,538

Non-PEO NEO Average Total Compensation Amount	$ 1,452,304	$ 1,426,771	$ 1,233,654	$ 2,161,293	$ 1,366,099
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,000,249	2,771,538	667,885	1,783,376	1,447,609
Adjustment to Non-PEO NEO Compensation Footnote
(2)
In accordance with Item 402(v) of Regulation S-K, the Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid for our PEO and average compensation actually paid for our Non-PEO NEOs in each respective year. As the NEOs do not participate in any defined benefit plans, no pension value was reported in the Summary Compensation Table total and thus no adjustments were required for pension service cost. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date.
	SCHMITZ		AVERAGE NON-PEO NEOS
	2025	2024	2025	2024
Total Compensation from Summary Compensation Table	$4,876,029	$4,908,674	$1,452,304	$1,426,771
Adjustments for Equity Awards
Less, grant-date fair values in the Summary Compensation Table	$(3,245,526)	$(3,214,772)	$(758,613)	$(742,728)
Plus, year-end fair value of unvested awards granted in the current year	$3,040,236	$4,704,725	$710,629	$1,083,330
Plus (less), year-over-year difference of year-end fair values for unvested awards granted in prior years	$(1,067,108)	$2,396,303	$(240,581)	464,817
Plus (less), difference between prior year-end fair values and vesting date fair values for awards granted in prior years that vested in current year	$(498,504)	$1,669,169	$(163,489)	$343,569
Less, forfeitures during current year equal to prior year-end fair value	—	—	—	$195,779
Total Adjustments for Equity Awards	$(1,770,902)	$5,555,425	$(452,055)	$1,344,767
Compensation Actually Paid	$3,105,127	$10,464,099	$1,000,249	$2,771,538

Compensation Actually Paid vs. Total Shareholder Return	CAP, Company TSR & Peer Group TSR
Compensation Actually Paid vs. Net Income	CAP and Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP and Adjusted EBITDA
Total Shareholder Return Vs Peer Group	CAP, Company TSR & Peer Group TSR
Tabular List, Table
Disclosure of Most Important Performance Measures for 2025 Fiscal Year
The measures listed below represent the most important financial performance measures that we used to determine compensation actually paid to our NEOs for fiscal year 2025. For more detail regarding these financial performance measures, please see “Compensation Discussion and Analysis — 2025 Executive Compensation Program” above.
MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES
• Adjusted EBITDA	• Free Cash Flow	• Total Shareholder Return

Total Shareholder Return Amount	$ 269.51	335.12	196.34	232.68	158.05
Peer Group Total Shareholder Return Amount	165.42	163.77	189.22	189.17	118.93
Net Income (Loss)	$ 21,500,000	$ 35,500,000	$ 79,200,000	$ 54,900,000	$ (50,100,000)
Company Selected Measure Amount	260,300,000	258,400,000	258,300,000	194,800,000	50,000,000
PEO Name	Mr. Schmitz
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(7)
The amounts in this column represent the amount of Adjusted EBITDA, which is calculated as consolidated earnings before interest, taxes, depreciation, and amortization, plus/(minus) loss/(income) from discontinued operations, plus any impairment and abandonment charges or asset write-offs, plus non-cash losses on the sale of assets or subsidiaries, non-recurring compensation expense, non-cash compensation expense, and non-recurring or unusual expenses or charges, including severance expenses, transaction costs, or facilities-related exit and disposal-related expenditures, plus/(minus) foreign currency losses/(gains), plus/(minus) losses/(gains) on unconsolidated entities and plus tax receivable agreements expense less bargain purchase gains from business combinations.

Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Schmitz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,876,029	$ 4,908,674	$ 4,389,506	$ 7,619,917	$ 7,771,502
PEO Actually Paid Compensation Amount	3,105,127	10,464,099	$ 720,873	10,654,475	7,349,150
PEO , SCT Total Reimbursements Adjustment		4,816		4,650	4,650
Peo, Compensation Actually Paid Reimbursements Adjustment		4,816		$ 4,650	4,650
Ladhani [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					3,265,117
PEO Actually Paid Compensation Amount					$ 3,185,568
PEO | Schmitz [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,770,902)	5,555,425
PEO | Schmitz [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,245,526)	(3,214,772)
PEO | Schmitz [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,040,236	4,704,725
PEO | Schmitz [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,067,108)	2,396,303
PEO | Schmitz [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(498,504)	1,669,169
PEO | Schmitz [Member] | Equity Awards Adjustments Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(452,055)	1,344,767
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(758,613)	(742,728)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	710,629	1,083,330
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(240,581)	464,817
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(163,489)	343,569
Non-PEO NEO | Equity Awards Adjustments Forfeitures During Current Year Equal To Prior Year End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 195,779